Schedule of Investments (unaudited)	iShares® MSCI South Africa ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 17.6%
Absa Group Ltd.	1,318,629	$12,161,524
Capitec Bank Holdings Ltd.	135,136	14,078,780
Nedbank Group Ltd.	681,765	7,732,185
Standard Bank Group Ltd.	2,080,606	22,098,213
		56,070,702
Broadline Retail — 18.4%
Naspers Ltd., Class N	289,248	53,342,692
Woolworths Holdings Ltd	1,457,689	5,219,495
		58,562,187
Capital Markets — 1.6%
Reinet Investments SCA	212,864	4,996,496

Chemicals — 3.1%
Sasol Ltd.	892,020	9,854,400

Consumer Staples Distribution & Retail — 8.7%
Bid Corp. Ltd.	520,531	11,411,436
Clicks Group Ltd.	372,022	5,824,472
Shoprite Holdings Ltd.	780,070	10,640,939
		27,876,847
Financial Services — 10.7%
FirstRand Ltd.	7,835,092	28,026,778
Remgro Ltd.	780,254	6,010,248
		34,037,026
Industrial Conglomerates — 1.7%
Bidvest Group Ltd. (The)	448,876	5,614,031

Insurance — 7.3%
Discovery Ltd.	835,753	5,898,207
Old Mutual Ltd.	7,451,095	4,545,459
OUTsurance Group Ltd., NVS	1,308,024	2,879,544
Sanlam Ltd.	2,735,057	9,852,807
		23,176,017
Metals & Mining — 19.1%
Anglo American Platinum Ltd.	102,930	4,358,531
Anglogold Ashanti PLC, NVS	651,332	12,610,835
Gold Fields Ltd.	1,386,733	21,249,456
Harmony Gold Mining Co. Ltd.	864,906	5,421,644
Impala Platinum Holdings Ltd.	1,403,375	5,706,423
Security	Shares	Value

Metals & Mining (continued)
Kumba Iron Ore Ltd.	99,972	$3,140,928
Northam Platinum Holdings Ltd.	553,976	3,575,186
Sibanye Stillwater Ltd.	4,392,906	4,834,198
		60,897,201
Oil, Gas & Consumable Fuels — 1.2%
Exxaro Resources Ltd.	379,473	3,785,300

Pharmaceuticals — 1.8%
Aspen Pharmacare Holdings Ltd.	588,678	5,781,153

Real Estate Management & Development — 1.5%
NEPI Rockcastle NV	769,178	4,733,089

Specialty Retail — 1.0%
Pepkor Holdings Ltd.(a)	3,130,419	3,092,018

Wireless Telecommunication Services — 6.1%
MTN Group Ltd.	2,631,867	14,378,161
Vodacom Group Ltd.	967,413	4,977,869
		19,356,030
Total Long-Term Investments — 99.8%
(Cost: $430,376,397)		317,832,497

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(b)(c)	160,000	160,000

Total Short-Term Securities — 0.1%
(Cost: $160,000)		160,000

Total Investments — 99.9%
(Cost: $430,536,397)		317,992,497

Other Assets Less Liabilities — 0.1%		464,983

Net Assets — 100.0%		$318,457,480

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$10,000	(a)	$—	$—	$—	$160,000	160,000	$2,042	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Africa ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	12	12/21/23	$446	$3,174

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$128,023,775	$189,808,722	$—	$317,832,497
Short-Term Securities
Money Market Funds	160,000	—	—	160,000
	$128,183,775	$189,808,722	$—	$317,992,497
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,174	$—	$3,174

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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